UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ClearBridge Dividend Strategy Fund
Class A [SOPAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$108	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of ClearBridge Dividend Strategy Fund returned 16.68%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

ClearBridge Dividend Strategy Fund	PAGE 1	7078-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	16.68	10.66	10.41
Class A (with sales charge)	10.26	9.35	9.76
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Dividend Strategy Fund	PAGE 2	7078-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7078-ATSR-0225

ClearBridge Dividend Strategy Fund
Class C [SBPLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$188	1.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of ClearBridge Dividend Strategy Fund returned 15.85%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

ClearBridge Dividend Strategy Fund	PAGE 1	7637-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	15.85	9.86	9.63
Class C (with sales charge)	14.85	9.86	9.63
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Dividend Strategy Fund	PAGE 2	7637-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7637-ATSR-0225

ClearBridge Dividend Strategy Fund
Class FI [LBRIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$124	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of ClearBridge Dividend Strategy Fund returned 16.50%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

ClearBridge Dividend Strategy Fund	PAGE 1	7400-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	16.50	10.65	10.40
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7400-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7400-ATSR-0225

ClearBridge Dividend Strategy Fund
Class R [LMMRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$146	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of ClearBridge Dividend Strategy Fund returned 16.32%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

ClearBridge Dividend Strategy Fund	PAGE 1	7974-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	16.32	10.28	10.07
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7974-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7974-ATSR-0225

ClearBridge Dividend Strategy Fund
Class I [SOPYX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$79	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Dividend Strategy Fund returned 17.00%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

ClearBridge Dividend Strategy Fund	PAGE 1	7451-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	17.00	10.97	10.74
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7451-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7451-ATSR-0225

ClearBridge Dividend Strategy Fund
Class IS [LCBEX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$72	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of ClearBridge Dividend Strategy Fund returned 17.09%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

ClearBridge Dividend Strategy Fund	PAGE 1	7087-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	17.09	11.05	10.82
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7087-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7087-ATSR-0225

ClearBridge Dividend Strategy Fund
Class 1 [LCBOX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$78	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of ClearBridge Dividend Strategy Fund returned 17.03%. The Fund compares its performance to the S&P 500 Index, which returned 25.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Broadcom, a semiconductor developer and manufacturer, shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips.
↑
Apollo Global Management, an American private equity firm, performed well as lower interest rates offered a catalyst for private equity broadly, where credit and real estate portfolios stand to benefit. The U.S. presidential election in November 2024 also raised the prospect of lower taxes and less regulation, bolstering hopes for continued positive economic momentum, increased M&A activity and greater corporate profits.

↑
Williams Companies, an energy company, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment that midstream infrastructure plays a key role to back-up renewable power as AI demand increases.

Top detractors from performance:
↓
Intel, a technology company, results and profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than anticipated and the suspension of its dividend, the Fund exited the position.

↓	Nestle, a food and drink company, cut its full-year outlook amid weaker consumer demand and the actions it was taking to reduce customer inventories.
↓
Comcast, a telecommunications company, shares were lower amid a tough broadband competitive landscape that could see fewer net adds due to seasonality and the impact of the Affordable Connectivity Program, which could pressure revenues.

ClearBridge Dividend Strategy Fund	PAGE 1	7043-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	17.03	10.97	10.72
Russell 3000 Index	23.81	13.86	12.55
S&P 500 Index	25.02	14.53	13.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,285,471,705
Total Number of Portfolio Holdings*	55
Total Management Fee Paid	$51,412,447
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
ClearBridge Dividend Strategy Fund	PAGE 2	7043-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are John Baldi and Michael Clarfeld.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Dividend Strategy Fund	PAGE 3	7043-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $134,998 in December 31, 2023 and $144,928 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Investment Trust., were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Investment Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Investment Trust during the reporting period were $835,053 in December 31, 2023 and $842,539 in December 31, 2024.

(h) Yes. Legg Mason Partners Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Dividend Strategy Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 9.8%
Entertainment — 0.9%
Walt Disney Co.	656,470	$73,097,934
Interactive Media & Services — 3.4%
Alphabet Inc., Class A Shares	916,900	173,569,170
Meta Platforms Inc., Class A Shares	190,100	111,305,451
Total Interactive Media & Services		284,874,621
Media — 2.7%
Comcast Corp., Class A Shares	5,999,390	225,157,107
Wireless Telecommunication Services — 2.8%
T-Mobile US Inc.	1,047,900	231,302,967

Total Communication Services		814,432,629
Consumer Discretionary — 2.1%
Automobiles — 0.6%
General Motors Co.	974,500	51,911,615
Specialty Retail — 1.5%
Home Depot Inc.	317,170	123,375,958

Total Consumer Discretionary		175,287,573
Consumer Staples — 10.7%
Beverages — 3.4%
Coca-Cola Co.	2,509,940	156,268,865
Diageo PLC	3,905,700	124,114,681 (a)
Total Beverages		280,383,546
Food Products — 2.8%
Nestle SA, ADR	2,862,740	233,885,858
Household Products — 1.5%
Procter & Gamble Co.	737,540	123,648,581
Personal Care Products — 3.0%
Haleon PLC	31,405,800	148,083,172 (a)
Unilever PLC	1,767,500	100,430,446 (a)
Total Personal Care Products		248,513,618

Total Consumer Staples		886,431,603
Energy — 10.5%
Oil, Gas & Consumable Fuels — 10.5%
Enbridge Inc.	6,164,733	261,569,621
EQT Corp.	2,203,310	101,594,624
Exxon Mobil Corp.	2,317,202	249,261,419
Williams Cos. Inc.	4,777,900	258,579,948

Total Energy		871,005,612
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 17.5%
Banks — 5.0%
JPMorgan Chase & Co.	1,278,110	$306,375,748
PNC Financial Services Group Inc.	566,900	109,326,665
Total Banks		415,702,413
Consumer Finance — 2.1%
Capital One Financial Corp.	972,700	173,451,864
Financial Services — 5.0%
Apollo Global Management Inc.	1,192,454	196,945,703
Visa Inc., Class A Shares	684,430	216,307,257
Total Financial Services		413,252,960
Insurance — 5.4%
American International Group Inc.	817,100	59,484,880
MetLife Inc.	2,030,315	166,242,192
Travelers Cos. Inc.	925,460	222,934,060
Total Insurance		448,661,132

Total Financials		1,451,068,369
Health Care — 9.6%
Biotechnology — 0.8%
Gilead Sciences Inc.	745,700	68,880,309
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	1,123,950	254,990,537
Health Care Providers & Services — 1.4%
UnitedHealth Group Inc.	234,330	118,538,174
Pharmaceuticals — 4.3%
AstraZeneca PLC	820,600	106,989,575 (a)
Johnson & Johnson	704,507	101,885,802
Merck & Co. Inc.	1,425,090	141,767,953
Total Pharmaceuticals		350,643,330

Total Health Care		793,052,350
Industrials — 7.1%
Aerospace & Defense — 3.5%
Northrop Grumman Corp.	290,600	136,375,674
RTX Corp.	1,327,280	153,592,841
Total Aerospace & Defense		289,968,515
Commercial Services & Supplies — 1.6%
Waste Management Inc.	641,540	129,456,357
Ground Transportation — 2.0%
Union Pacific Corp.	727,270	165,846,651

Total Industrials		585,271,523
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 14.4%
Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Inc.	1,333,600	$309,181,824
Texas Instruments Inc.	417,940	78,367,929
Total Semiconductors & Semiconductor Equipment		387,549,753
Software — 7.3%
Microsoft Corp.	767,650	323,564,475
Oracle Corp.	974,630	162,412,343
SAP SE	502,800	123,675,870 (a)
Total Software		609,652,688
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	784,192	196,377,361

Total Information Technology		1,193,579,802
Materials — 7.7%
Chemicals — 4.6%
Air Products & Chemicals Inc.	382,800	111,027,312
Linde PLC	464,520	194,480,588
PPG Industries Inc.	621,840	74,278,788
Total Chemicals		379,786,688
Construction Materials — 2.1%
Vulcan Materials Co.	702,490	180,701,503
Metals & Mining — 1.0%
Freeport-McMoRan Inc.	2,137,150	81,382,672

Total Materials		641,870,863
Real Estate — 4.4%
Residential REITs — 1.9%
AvalonBay Communities Inc.	721,800	158,774,346
Specialized REITs — 2.5%
American Tower Corp.	676,460	124,069,529
Public Storage	262,600	78,632,944
Total Specialized REITs		202,702,473

Total Real Estate		361,476,819
Utilities — 5.4%
Electric Utilities — 0.9%
Edison International	1,000,500	79,879,920
Multi-Utilities — 4.5%
DTE Energy Co.	691,700	83,522,775
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — continued
Sempra			3,274,820	$287,267,210
Total Multi-Utilities				370,789,985

Total Utilities				450,669,905
Total Common Stocks (Cost — $4,553,838,539)				8,224,147,048
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1 *(b)(c)
Total Investments before Short-Term Investments (Cost — $4,553,911,988)				8,224,147,049
			Shares
Short-Term Investments — 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.298%		32,095,247	32,095,247 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.377%		32,095,247	32,095,247 (d)(e)

Total Short-Term Investments (Cost — $64,190,494)				64,190,494
Total Investments — 100.0% (Cost — $4,618,102,482)				8,288,337,543
Liabilities in Excess of Other Assets — (0.0)%††				(2,865,838)
Total Net Assets — 100.0%				$8,285,471,705

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of December 31, 2024.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $32,095,247 and the cost was $32,095,247 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $4,586,007,235)	$8,256,242,296
Investments in affiliated securities, at value (Cost — $32,095,247)	32,095,247
Foreign currency, at value (Cost — $2,138)	2,140
Dividends receivable from unaffiliated investments	8,314,394
Receivable for Fund shares sold	3,116,727
Dividends receivable from affiliated investments	152,190
Prepaid expenses	61,538
Total Assets	8,299,984,532
Liabilities:
Payable for Fund shares repurchased	7,502,780
Investment management fee payable	4,579,054
Service and/or distribution fees payable	1,221,380
Transfer agent fees payable	835,164
Trustees’ fees payable	106,134
Accrued expenses	268,315
Total Liabilities	14,512,827
Total Net Assets	$8,285,471,705
Net Assets:
Par value (Note 7)	$2,779
Paid-in capital in excess of par value	4,440,793,280
Total distributable earnings (loss)	3,844,675,646
Total Net Assets	$8,285,471,705
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2024
Net Assets:
Class 1	$1,705,697,831
Class A	$5,261,212,022
Class C	$75,193,408
Class FI	$4,000,745
Class R	$41,118,364
Class I	$1,059,358,012
Class IS	$138,891,323
Shares Outstanding:
Class 1	57,507,022
Class A	177,516,569
Class C	2,591,523
Class FI	135,619
Class R	1,400,656
Class I	34,265,443
Class IS	4,485,075
Net Asset Value:
Class 1 (and redemption price)	$29.66
Class A (and redemption price)	$29.64
Class C*	$29.02
Class FI (and redemption price)	$29.50
Class R (and redemption price)	$29.36
Class I (and redemption price)	$30.92
Class IS (and redemption price)	$30.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$31.37

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Dividends from unaffiliated investments	$181,784,037
Dividends from affiliated investments	1,381,810
Less: Foreign taxes withheld	(4,765,754)
Total Investment Income	178,400,093
Expenses:
Investment management fee (Note 2)	51,443,124
Service and/or distribution fees (Notes 2 and 5)	13,570,488
Transfer agent fees (Notes 2 and 5)	6,764,873
Trustees’ fees	404,867
Registration fees	182,214
Fund accounting fees	149,802
Legal fees	141,663
Shareholder reports	129,631
Custody fees	72,030
Commitment fees (Note 9)	68,947
Insurance	56,365
Audit and tax fees	56,238
Interest expense	12,307
Miscellaneous expenses	40,768
Total Expenses	73,093,317
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(30,677)
Net Expenses	73,062,640
Net Investment Income	105,337,453
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	796,469,344
Foreign currency transactions	(118,068)
Net Realized Gain	796,351,276
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	335,049,256
Foreign currencies	(41,913)
Change in Net Unrealized Appreciation (Depreciation)	335,007,343
Net Gain on Investments and Foreign Currency Transactions	1,131,358,619
Increase in Net Assets From Operations	$1,236,696,072
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$105,337,453	$115,254,318
Net realized gain	796,351,276	488,693,438
Change in net unrealized appreciation (depreciation)	335,007,343	355,633,591
Increase in Net Assets From Operations	1,236,696,072	959,581,347
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(743,307,632)	(662,114,424)
Decrease in Net Assets From Distributions to Shareholders	(743,307,632)	(662,114,424)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	647,456,310	596,604,581
Reinvestment of distributions	731,281,824	651,951,083
Cost of shares repurchased	(1,145,096,816)	(1,010,614,631)
Increase in Net Assets From Fund Share Transactions	233,641,318	237,941,033
Increase in Net Assets	727,029,758	535,407,956
Net Assets:
Beginning of year	7,558,441,947	7,023,033,991
End of year	$8,285,471,705	$7,558,441,947
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class 1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.87	$26.74	$30.89	$26.95	$25.56
Income (loss) from operations:
Net investment income	0.45	0.49	0.53	0.37	0.36
Net realized and unrealized gain (loss)	4.26	3.29	(3.08)	6.72	1.57
Total income (loss) from operations	4.71	3.78	(2.55)	7.09	1.93
Less distributions from:
Net investment income	(0.48)	(0.47)	(0.55)	(0.34)	(0.38)
Net realized gains	(2.44)	(2.18)	(1.05)	(2.81)	(0.16)
Total distributions	(2.92)	(2.65)	(1.60)	(3.15)	(0.54)
Net asset value, end of year	$29.66	$27.87	$26.74	$30.89	$26.95
Total return[2]	17.03%	14.37%	(8.16)%	26.87%	7.93%
Net assets, end of year (millions)	$1,706	$1,594	$1,513	$1,777	$1,525
Ratios to average net assets:
Gross expenses	0.72%	0.73%	0.74%	0.73%	0.76%
Net expenses[3,4]	0.72	0.73	0.74	0.73	0.76
Net investment income	1.51	1.79	1.89	1.22	1.48
Portfolio turnover rate	19%	19%	22%	10%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed 1.15%. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.86	$26.73	$30.87	$26.94	$25.55
Income (loss) from operations:
Net investment income	0.37	0.42	0.45	0.28	0.29
Net realized and unrealized gain (loss)	4.24	3.28	(3.07)	6.71	1.58
Total income (loss) from operations	4.61	3.70	(2.62)	6.99	1.87
Less distributions from:
Net investment income	(0.39)	(0.39)	(0.47)	(0.25)	(0.32)
Net realized gains	(2.44)	(2.18)	(1.05)	(2.81)	(0.16)
Total distributions	(2.83)	(2.57)	(1.52)	(3.06)	(0.48)
Net asset value, end of year	$29.64	$27.86	$26.73	$30.87	$26.94
Total return[2]	16.68%	14.05%	(8.40)%	26.48%	7.62%
Net assets, end of year (millions)	$5,261	$4,697	$4,246	$4,702	$3,823
Ratios to average net assets:
Gross expenses	1.00%	1.02%	1.02%	1.02%	1.05%
Net expenses[3,4]	1.00	1.02	1.02	1.02	1.05
Net investment income	1.22	1.51	1.61	0.94	1.20
Portfolio turnover rate	19%	19%	22%	10%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.32	$26.26	$30.34	$26.51	$25.15
Income (loss) from operations:
Net investment income	0.14	0.21	0.24	0.06	0.12
Net realized and unrealized gain (loss)	4.17	3.21	(3.01)	6.61	1.56
Total income (loss) from operations	4.31	3.42	(2.77)	6.67	1.68
Less distributions from:
Net investment income	(0.17)	(0.18)	(0.26)	(0.03)	(0.16)
Net realized gains	(2.44)	(2.18)	(1.05)	(2.81)	(0.16)
Total distributions	(2.61)	(2.36)	(1.31)	(2.84)	(0.32)
Net asset value, end of year	$29.02	$27.32	$26.26	$30.34	$26.51
Total return[2]	15.85%	13.20%	(9.05)%	25.57%	6.86%
Net assets, end of year (000s)	$75,193	$75,413	$84,027	$106,255	$133,121
Ratios to average net assets:
Gross expenses	1.74%	1.74%	1.75%	1.74%	1.74%
Net expenses[3,4]	1.74	1.74	1.75	1.74	1.74
Net investment income	0.48	0.78	0.87	0.20	0.51
Portfolio turnover rate	19%	19%	22%	10%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.75	$26.65	$30.78	$26.87	$25.49
Income (loss) from operations:
Net investment income	0.32	0.37	0.47	0.30	0.30
Net realized and unrealized gain (loss)	4.23	3.29	(3.06)	6.69	1.58
Total income (loss) from operations	4.55	3.66	(2.59)	6.99	1.88
Less distributions from:
Net investment income	(0.36)	(0.38)	(0.49)	(0.27)	(0.34)
Net realized gains	(2.44)	(2.18)	(1.05)	(2.81)	(0.16)
Total distributions	(2.80)	(2.56)	(1.54)	(3.08)	(0.50)
Net asset value, end of year	$29.50	$27.75	$26.65	$30.78	$26.87
Total return[2]	16.50%	13.96%	(8.32)%	26.54%	7.71%
Net assets, end of year (000s)	$4,001	$2,242	$757	$864	$736
Ratios to average net assets:
Gross expenses	1.27%	1.42%	0.95%	0.97%	0.97%
Net expenses[3,4]	1.15	1.15	0.95	0.97	0.97
Net investment income	1.05	1.37	1.68	0.99	1.26
Portfolio turnover rate	19%	19%	22%	10%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.61	$26.52	$30.63	$26.75	$25.37
Income (loss) from operations:
Net investment income	0.26	0.32	0.35	0.18	0.21
Net realized and unrealized gain (loss)	4.21	3.24	(3.04)	6.66	1.57
Total income (loss) from operations	4.47	3.56	(2.69)	6.84	1.78
Less distributions from:
Net investment income	(0.28)	(0.29)	(0.37)	(0.15)	(0.24)
Net realized gains	(2.44)	(2.18)	(1.05)	(2.81)	(0.16)
Total distributions	(2.72)	(2.47)	(1.42)	(2.96)	(0.40)
Net asset value, end of year	$29.36	$27.61	$26.52	$30.63	$26.75
Total return[2]	16.32%	13.62%	(8.71)%	26.03%	7.27%
Net assets, end of year (000s)	$41,118	$40,112	$39,670	$48,912	$44,349
Ratios to average net assets:
Gross expenses	1.35%	1.36%	1.37%	1.37%	1.37%
Net expenses[3,4]	1.35	1.36	1.37	1.37	1.37
Net investment income	0.87	1.16	1.25	0.59	0.87
Portfolio turnover rate	19%	19%	22%	10%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.95	$27.68	$31.91	$27.76	$26.31
Income (loss) from operations:
Net investment income	0.47	0.51	0.55	0.37	0.37
Net realized and unrealized gain (loss)	4.41	3.40	(3.18)	6.93	1.63
Total income (loss) from operations	4.88	3.91	(2.63)	7.30	2.00
Less distributions from:
Net investment income	(0.47)	(0.46)	(0.55)	(0.34)	(0.39)
Net realized gains	(2.44)	(2.18)	(1.05)	(2.81)	(0.16)
Total distributions	(2.91)	(2.64)	(1.60)	(3.15)	(0.55)
Net asset value, end of year	$30.92	$28.95	$27.68	$31.91	$27.76
Total return[2]	17.00%	14.38%	(8.15)%	26.83%	7.96%
Net assets, end of year (millions)	$1,059	$1,039	$1,060	$1,123	$1,346
Ratios to average net assets:
Gross expenses	0.73%	0.74%	0.74%	0.73%	0.74%
Net expenses[3,4]	0.73	0.74	0.74	0.73	0.74
Net investment income	1.49	1.79	1.89	1.20	1.52
Portfolio turnover rate	19%	19%	22%	10%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.99	$27.72	$31.95	$27.79	$26.34
Income (loss) from operations:
Net investment income	0.49	0.54	0.57	0.40	0.38
Net realized and unrealized gain (loss)	4.42	3.39	(3.18)	6.92	1.64
Total income (loss) from operations	4.91	3.93	(2.61)	7.32	2.02
Less distributions from:
Net investment income	(0.49)	(0.48)	(0.57)	(0.35)	(0.41)
Net realized gains	(2.44)	(2.18)	(1.05)	(2.81)	(0.16)
Total distributions	(2.93)	(2.66)	(1.62)	(3.16)	(0.57)
Net asset value, end of year	$30.97	$28.99	$27.72	$31.95	$27.79
Total return[2]	17.09%	14.44%	(8.07)%	26.90%	8.02%
Net assets, end of year (000s)	$138,891	$110,745	$79,726	$91,355	$164,387
Ratios to average net assets:
Gross expenses	0.66%	0.67%	0.66%	0.68%	0.68%
Net expenses[3,4]	0.66	0.67	0.66	0.68	0.68
Net investment income	1.57	1.87	1.97	1.31	1.52
Portfolio turnover rate	19%	19%	22%	10%	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The

ClearBridge Dividend Strategy Fund 2024 Annual Report

Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
ClearBridge Dividend Strategy Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$513,803,304	$372,628,299	—	$886,431,603
Health Care	686,062,775	106,989,575	—	793,052,350
Information Technology	1,069,903,932	123,675,870	—	1,193,579,802
Other Common Stocks	5,351,083,293	—	—	5,351,083,293
Asset-Backed Securities	—	1	—	1
Total Long-Term Investments	7,620,853,304	603,293,745	—	8,224,147,049
Short-Term Investments†	64,190,494	—	—	64,190,494
Total Investments	$7,685,043,798	$603,293,745	—	$8,288,337,543

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

ClearBridge Dividend Strategy Fund 2024 Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(45,130,325)	$45,130,325
(a)
Reclassifications are due to differences between actual and estimated information for the prior year related to the Fund’s investments in REIT securities and Equalisation at Fiscal Year End.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and

ClearBridge Dividend Strategy Fund 2024 Annual Report

short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.15%, 1.90%, 1.15%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 and Class IS shares did not exceed the ratio of total annual fund operating expenses for Class A and Class I shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $30,677, which included an affiliated money market fund waiver of $26,821.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of
ClearBridge Dividend Strategy Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $58,492 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$1,075,987	—
CDSCs	19,252	$1,723
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,553,043,646
Sales	1,985,617,460
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,622,945,884	$3,718,786,423	$(53,394,764)	$3,665,391,659
4. Derivative instruments and hedging activities
During the year ended December 31, 2024, the Fund did not invest in derivative instruments.

ClearBridge Dividend Strategy Fund 2024 Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$1,004,683
Class A	$12,591,222	4,825,064
Class C	762,663	63,837
Class FI	8,294	11,864
Class R	208,309	81,005
Class I	—	777,055
Class IS	—	1,365
Total	$13,570,488	$6,764,873
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$5,554
Class A	16,890
Class C	251
Class FI	3,869
Class R	139
Class I	3,531
Class IS	443
Total	$30,677
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class 1	$26,063,042	$25,481,303
Class A	64,826,564	61,536,675
Class C	427,544	515,430
Class FI	41,374	20,749
Class R	390,804	422,540
Class I	15,853,665	16,475,037
Class IS	2,086,731	1,573,426
Total	$109,689,724	$106,025,160
ClearBridge Dividend Strategy Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Realized Gains:
Class 1	$130,630,307	$117,930,173
Class A	403,834,750	346,323,944
Class C	5,913,561	5,825,257
Class FI	310,687	156,214
Class R	3,227,676	3,039,811
Class I	79,319,452	75,186,991
Class IS	10,381,475	7,626,874
Total	$633,617,908	$556,089,264
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	5,271,396	$156,689,223	5,158,338	$143,432,747
Shares repurchased	(4,968,463)	(149,771,021)	(4,545,029)	(125,437,101)
Net increase	302,933	$6,918,202	613,309	$17,995,646
Class A
Shares sold	14,058,334	$423,497,887	13,129,445	$362,116,523
Shares issued on reinvestment	15,606,158	463,347,417	14,494,258	403,006,556
Shares repurchased	(20,761,224)	(623,995,289)	(17,857,769)	(492,570,201)
Net increase	8,903,268	$262,850,015	9,765,934	$272,552,878
Class C
Shares sold	406,283	$11,946,692	465,571	$12,608,581
Shares issued on reinvestment	212,916	6,182,088	222,304	6,073,143
Shares repurchased	(787,780)	(23,138,711)	(1,128,005)	(30,576,722)
Net decrease	(168,581)	$(5,009,931)	(440,130)	$(11,894,998)
Class FI
Shares sold	63,863	$1,913,682	51,585	$1,426,707
Shares issued on reinvestment	11,915	352,061	6,390	176,963
Shares repurchased	(20,973)	(642,404)	(5,582)	(154,226)
Net increase	54,805	$1,623,339	52,393	$1,449,444

ClearBridge Dividend Strategy Fund 2024 Annual Report

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class R
Shares sold	136,592	$4,057,435	115,216	$3,140,642
Shares issued on reinvestment	123,089	3,618,480	125,509	3,462,351
Shares repurchased	(311,580)	(9,377,247)	(284,175)	(7,797,968)
Net decrease	(51,899)	$(1,701,332)	(43,450)	$(1,194,975)
Class I
Shares sold	4,870,618	$152,046,866	6,122,060	$174,656,774
Shares issued on reinvestment	2,910,968	90,115,409	3,021,664	87,180,095
Shares repurchased	(9,398,686)	(293,622,369)	(11,550,096)	(329,830,539)
Net decrease	(1,617,100)	$(51,460,094)	(2,406,372)	$(67,993,670)
Class IS
Shares sold	1,724,570	$53,993,748	1,488,794	$42,655,354
Shares issued on reinvestment	354,015	10,977,146	298,354	8,619,228
Shares repurchased	(1,413,645)	(44,549,775)	(843,331)	(24,247,874)
Net increase	664,940	$20,421,119	943,817	$27,026,708
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$15,183,586	$574,449,709	574,449,709	$557,538,048	557,538,048

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,381,810	—	$32,095,247
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint
ClearBridge Dividend Strategy Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$149,901,596	$115,562,808
Net long-term capital gains	593,406,036	546,551,616
Total distributions paid	$743,307,632	$662,114,424
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$2,403,461
Undistributed long-term capital gains — net	176,908,451
Total undistributed earnings	$179,311,912
Unrealized appreciation (depreciation)(a)	3,665,363,734
Total distributable earnings (loss) — net	$3,844,675,646

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

ClearBridge Dividend Strategy Fund 2024 Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
ClearBridge Dividend Strategy Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of ClearBridge Dividend Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Dividend Strategy Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 14, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge Dividend Strategy Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$634,592,481
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$136,252,065
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$168,819,525
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$40,986,076
Qualified Business Income Dividends Earned	§199A	$11,794,509
ClearBridge Dividend Strategy Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

ClearBridge Dividend Strategy Fund

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ClearBridge
Dividend Strategy Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Dividend Strategy Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Dividend Strategy Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Dividend Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
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Disclosure Policy
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NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
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Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90017-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2025